Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Apr. 11, 2022	Apr. 30, 2023	May 28, 2024	May 16, 2023	Oct. 31, 2022	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted								945,000	1,081,500	810,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								950,210	1,177,689	685,139
Grant date fair value								$ 24.73	$ 18.62	$ 25.69
Share-Based Payment Arrangement, Expense								$ 3,314	$ 8,840	$ 9,570
Dividends to shareholders of non-vested shares								1,440	938	4,651
Share-Based Payment Arrangement, Noncash Expense								18,328	20,877	28,481
Estimated compensation cost relating to non-vested restricted awards								$ 3,615
Weighted average period								1 year 3 months 3 days
Fair value of shares vested in period								$ 21,018	$ 24,877	$ 15,464
Minimum [Member] | Intrinsic value of award | Performance Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage								5.00%	5.00%	5.00%
Minimum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ShareBased Compensation Arrangement Cumulative Bunker Saving Threshold								$ 250,000
Sharebased Compensation Arrangement Award Granted Percentage								5.00%
Maximum [Member] | Intrinsic value of award | Performance Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage								7.50%	7.50%	7.50%
Maximum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage								10.00%
Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	810,000
Number of shares granted	810,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		193,405			528,745
Grant date fair value	$ 25.69
Equity Incentive Plan 2022 [Member] | Vest In April 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	87,850
Equity Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				631,500
Number of shares granted				631,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period							411,974
Grant date fair value				$ 18.19
Equity Incentive Plan 2023 [Member] | Vest In May 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period				151,026
Equity Incentive Plan 2023 [Member] | Vest In May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest				68,500
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance			575,000
Number of shares granted			575,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period						372,559
Grant date fair value			$ 26.96
Equity Incentive Plan 2024 [Member] | Vest In May 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest			143,441
Equity Incentive Plan 2024 [Member] | Vest In May 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest			59,000
Awarded to key employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing price of common stock								$ 14.95	$ 21.26	$ 19.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized								435,450	370,000	450,000